Investments - Long-term Investments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Investment [Line Items]
Cost method investments	¥ 1,002,539	$ 154,087	¥ 869,741
Equity method investments	149,969	23,050	100,063
Available-for-sale debt security	182	28	7,353
Total	¥ 1,152,690	$ 177,165	¥ 977,157